Annual Total Returns - FidelitySeriesInternationalCreditFund-PRO - FidelitySeriesInternationalCreditFund-PRO - Fidelity Series International Credit Fund - Fidelity Series International Credit Fund	Mar. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Jul. 25, 2017
Annual Return 2018	(1.04%)
Annual Return 2019	13.85%
Annual Return 2020	8.33%
Annual Return 2021	(0.07%)
Annual Return 2022	(17.44%)
Annual Return 2023	7.77%
Annual Return 2024	8.47%